Label	Element	Value
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 5.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.20%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 517.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 627.0 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 380.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Conservative (July) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Pacer Swan SOS Conservative (July) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Pacer Swan SOS Conservative (July) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%